CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Apic, share-based payment arrangement, increase for cost recognition	$ 1,551		$ 3,966
Adjustments to additional paid in capital, stock issued, issuance costs			$ 359
Spaceflight Inc [Member]
Apic, share-based payment arrangement, increase for cost recognition	$ 218	$ 218
OSPREY TECHNOLOGY ACQUISITION CORP.
Stock Issued During Period, Shares, New Issues		31,625,000